Summary of Significant Accounting Policies (Details 4) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Gross Revenue	$ 475,338	$ 390,529	$ 2,003,286	$ 1,768,312
Molecular Information Services [Member]
Segment Reporting Information [Line Items]
Gross Revenue	217,052	170,645	929,076	504,750
LAESI Instrument Platform [Member]
Segment Reporting Information [Line Items]
Gross Revenue	179,795	153,362	640,060	743,250
Research Products [Member]
Segment Reporting Information [Line Items]
Gross Revenue	$ 78,491	$ 66,522	292,666	400,141
Grants and Other Collaborations [Member]
Segment Reporting Information [Line Items]
Gross Revenue			$ 141,484	$ 120,171